RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	Jun. 30, 2014	Jun. 30, 2013
Due from related parties	$ 3,173,765	$ 541,377
Sino-G Trading Inc [Member]
Due from related parties	252,815	541,400
Tianjin Zhiyuan Investment Group Ltd [Member]
Due from related parties	2,920,950
Short-term Debt	$ 1,801,709